Supplemental Detail for Certain Components of the Condensed Consolidated Balance Sheets	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Detail for Certain Components of the Condensed Consolidated Balance Sheets	Supplemental Detail for Certain Components of the Consolidated Balance Sheets
Other assets, net consist of the following (in thousands):

	December 31,
	2020	2019
Earnest money deposits	$634	$1,100
Deferred financing costs, net	1,198	1,552
Accounts receivable, net	1,489	625
Deferred rent receivable	1,407	15
Other assets	996	12
	$5,724	$3,304

Accounts payable, accrued expenses and other liabilities consists of the following (in thousands):

	December 31,
	2020	2019
Accrued expenses	$2,035	$438
Accrued bonus	1,561	—
Prepaid rent	1,551	607
Accounts payable	916	1,165
Other liabilities	245	506
	$6,308	$2,716